ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Acquisition
Schedule of estimated fair values of assets acquired and liabilities assumed as of acquisition date

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$13.3
Corporate trade names	4.9
Non-compete agreements	0.2
Accounts receivable -billed	3.4
Accounts receivable -unbilled	7.7
Accounts payable	(2.7)
Other net tangible assets acquired	(0.4)

Net identifiable assets acquired	26.4
Goodwill	26.8

Net assets acquired	$53.2

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$20.1
Backlog	11.5
Corporate trade names	5.7
Non-compete agreements	5.2
Recoverable income taxes	4.3
Deferred tax liabilities, net	(7.6)
Net tangible assets acquired	5.1

Net identifiable assets acquired	44.3
Goodwill	81.7

Net assets acquired	$126.0

Schedule of unaudited pro forma information

The following unaudited pro forma information presents our consolidated results of operations as if NEK had been included in our consolidated results since October 1, 2011 (in millions):

	Three months ended December 31,
	2012	2011

Net sales	$324.0	$327.0
Net income attributable to Cubic	$13.1	$21.1

The following unaudited pro forma information presents our consolidated results of operations as if Abraxas had been included in our consolidated results since October 1, 2009 (in millions):

	Years ended September 30,
	2011	2010

Net sales	$1,309.0	$1,256.1
Net income attributable to Cubic	83.6	72.4